Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 109,525	$ 35,363	$ 60,869